NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Net Investment Income
Net investment income is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Available-for-sale fixed maturity securities	$695	$552	$1,443	$865
Equity securities	18	21	36	32
Mortgage loans	204	172	422	255
Private loans	124	33	240	64
Investment real estate	23	38	24	43
Real estate partnerships	3	(6)	42	(12)
Investment funds	214	144	343	187
Policy loans	6	6	12	12
Short-term investments	91	61	187	112
Other invested assets	92	97	134	134
Total net investment income	$1,470	$1,118	$2,883	$1,692

Schedule of Net Unrealized and Realized Investment Gains (Losses)
Net unrealized and realized investment gains (losses) are shown below:

FOR THE PERIODS ENDED JUNE. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Available-for-sale fixed maturity securities	$72	$(30)	$93	$(18)
Equity securities	470	28	288	48
Mortgage loans	(13)	(3)	(5)	(11)
Private loans	21	1	32	5
Investment real estate	7	—	(1)	(17)
Real estate partnerships	—	—	5	—
Investment funds	(6)	13	(6)	13
Short-term investments and other invested assets	(223)	(123)	(181)	(90)
Total investment related gains (losses)	$328	$(114)	$225	$(70)